COMMITMENTS AND CONTINGENCIES - Contingency (Details) $ in Thousands					1 Months Ended	12 Months Ended
	Dec. 07, 2021 USD ($)	Nov. 29, 2021 USD ($)	Oct. 26, 2021 USD ($)	Mar. 26, 2021 CNY (¥)	May 31, 2020 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 16, 2020 USD ($)	May 06, 2020 entity	Apr. 02, 2020 USD ($)
Loss Contingencies [Line Items]
Net revenues						¥ 7,965,323,000	$ 1,249,933	¥ 4,033,418,000		¥ 3,024,934,000
Costs and expenses						8,504,377,000	1,334,523	6,620,686,000		¥ 6,237,049,000
Settlement of civil money penalty amount to SEC													$ 180,000
Payable for SEC settlement								1,174,500,000				$ 180,000
Provision for equity litigants settlement						155,314,000	$ 24,372	1,226,119,000
Sought value for losses from Company		$ 4,000
Minimum
Loss Contingencies [Line Items]
Settlement of civil money penalty amount to SEC											$ 180,000
Luckin China | Xiamen Trust
Loss Contingencies [Line Items]
Maximum value of assets to freeze upon injunction order | ¥				¥ 1,680
Fabrication of Transactions
Loss Contingencies [Line Items]
Asserted losses															$ 327,700,000
U.S. Opt Out Claims
Loss Contingencies [Line Items]
Settlement amount			$ 175,000
U.S. Department of Justice Investigation
Loss Contingencies [Line Items]
Liability or loss recognized at the end of year.											0	0
U.S. Securities Litigation
Loss Contingencies [Line Items]
Provision for equity litigants settlement								1,226,119,000	$ 187,500
Additional equity litigation provision						155,314,000					24,385
Ministry of Finance Investigation
Loss Contingencies [Line Items]
Liability or loss recognized at the end of year.											$ 0	$ 0
Number of entities of the Group | entity														2
Canadian Class Action
Loss Contingencies [Line Items]
Liability or loss recognized at the end of year. | ¥						0		0
Cayman Bondholder Action
Loss Contingencies [Line Items]
Liability or loss recognized at the end of year. | ¥						¥ 0		¥ 0
Sought value for losses from Company					$ 155,000
Kingstown Capital Management
Loss Contingencies [Line Items]
Sought value for losses from Company		22,000
Bequai
Loss Contingencies [Line Items]
Sought value for losses from Company	$ 25
Lai Ye
Loss Contingencies [Line Items]
Sought value for losses from Company		$ 4,000
Nuveen Winslow Large-Cap Growth ESG Fund
Loss Contingencies [Line Items]
Sought value for losses from Company	$ 100,000